Retirement benefits - Additional Information (Detail) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Actuarial assumption of expected rates of mortality [Member]
Disclosure of defined benefit plans [line items]
Mortality - per annum long term trend	1.25%
Other Overseas Pension Plans [member]
Disclosure of defined benefit plans [line items]
Description of retirement benefit plan	The Group also operates a number of smaller pension plans outside the UK, the most significant of which is a defined contribution plan in the US which is designed to comply with the requirements of the Internal Revenue Code Section 409A.
Description of mortality assumptions	Mortality is the most significant demographic assumption. The current assumptions for the UK are based on the S3PA ‘light’ year of birth tables with projected mortality improvements using the CMI_2023 model and a 1.25% per annum long-term trend and a smoothing parameter (‘s-kappa’) of 7.0 with weightings of 92% and 86% for pensioners and 87% and 86% for non-pensioners, male and female respectively. In the US, the current assumptions use rates from the Pri-2012 Mortality Study and Generationally Projected with Scale MP-2021 mortality tables.
Pensioners male [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of mortality rates	92	92
Pensioners female [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of mortality rates	86	86
Non-pensioners male [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of mortality rates	87	87
Non-pensioners female [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of mortality rates	86	86
United Kingdom [member]
Disclosure of defined benefit plans [line items]
Explanation of changes in description of retirement benefit plan	The former defined benefit plan, the InterContinental Hotels UK Pension Plan, was wound up in 2015 following the completion of the buy-out and transfer of the defined benefit obligations to Rothesay Life.
Approximate extinguishment of the unfunded pension obligations	70.00%
Bank accounts pledged as security	$ 31	£ 25
Philippines [member]
Disclosure of defined benefit plans [line items]
Net retirement benefit asset	3		$ 3
Plan assets	13		12
Defined benefit obligation	10		9
Wholly unfunded defined benefit plans [member] | Net Defined Asset Liability [Member] | Non United States [Member]
Disclosure of defined benefit plans [line items]
Defined Benefit Obligation Value Of Unfunded Post Employment Plans	$ 7		$ 0	$ 0